Additional disclosures in respect of guaranteed securities (Tables)	12 Months Ended
Mar. 31, 2020
Separate Financial Statements [Abstract]
Disclosure of Condensed Balance Sheet
Summarised financial information for the year ended 31 March 2020 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m

Combined statement of financial position
Non-current loans to other subsidiaries	363
Non-current assets	8,939
Current loans to other subsidiaries	12,435
Current assets	1,378
Current loans from other subsidiaries	(16,226)
Current liabilities	(1,648)
Non-current loans from other subsidiaries	(2,105)
Non-current liabilities	(5,460)
Net liabilities¹	(2,324)
Equity	(2,324)

Combined income statement – continuing operations
Revenue	2,365
Operating costs	(2,131)
Operating profit	234
Other income from other subsidiaries	3,888
Other income and costs, including taxation	(428)
Profit after tax	3,694

1.	Excluded from net liabilities above are investments in other consolidated subsidiaries with a carrying value of £14,362 million.

Disclosure of Condensed Income Statement
Summarised financial information for the year ended 31 March 2020 – IFRS

National Grid plc and Niagara Mohawk Power Corporation combined £m

Combined statement of financial position
Non-current loans to other subsidiaries	363
Non-current assets	8,939
Current loans to other subsidiaries	12,435
Current assets	1,378
Current loans from other subsidiaries	(16,226)
Current liabilities	(1,648)
Non-current loans from other subsidiaries	(2,105)
Non-current liabilities	(5,460)
Net liabilities¹	(2,324)
Equity	(2,324)

Combined income statement – continuing operations
Revenue	2,365
Operating costs	(2,131)
Operating profit	234
Other income from other subsidiaries	3,888
Other income and costs, including taxation	(428)
Profit after tax	3,694

1.	Excluded from net liabilities above are investments in other consolidated subsidiaries with a carrying value of £14,362 million.